NDV-Q1

Quarterly Report
May 31, 2026
MFS®  New Discovery
Value Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 2.0%
Ducommun, Inc. (a)	66,836	$10,173,776
Hexcel Corp.	164,010	14,726,458
Mirion Technologies, Inc. (a)	517,913	9,467,449
Standard Aero, Inc. (a)	498,914	14,288,897
		$48,656,580
Apparel, Footwear, & Accessories – 0.9%
Columbia Sportswear Co.	194,718	$12,886,437
Wolverine World Wide, Inc.	560,484	9,836,494
		$22,722,931
Auto & Auto Components – 2.1%
Atmus Filtration Technologies, Inc.	274,679	$12,849,484
Goodyear Tire & Rubber Co. (a)	1,600,275	9,761,677
Group 1 Automotive, Inc.	31,599	9,996,028
Visteon Corp.	174,146	20,599,730
		$53,206,919
Brokerage & Asset Managers – 1.1%
Lincoln International, Inc. (a)	537,595	$12,267,918
Ridgepost Capital, Inc.	1,712,193	14,176,958
		$26,444,876
Chemicals – 4.0%
Ashland, Inc.	393,440	$22,780,176
Avient Corp.	534,698	18,939,003
Element Solutions, Inc.	849,118	36,028,077
Quaker Chemical Corp.	143,359	20,576,317
		$98,323,573
Construction – 2.5%
Independence Realty Trust, Inc., REIT	1,437,630	$23,332,735
M/I Homes, Inc. (a)	157,533	20,734,494
Smith Douglas Homes Corp. (a)	209,844	2,509,734
Taylor Morrison Home Corp. (a)	284,480	16,642,080
		$63,219,043
Consumer Products – 1.1%
Newell Brands, Inc.	2,332,467	$7,930,388
Prestige Consumer Healthcare, Inc. (a)	402,530	19,132,251
		$27,062,639
Consumer Services – 1.3%
Covista, Inc. (a)	107,203	$12,628,514
Grand Canyon Education, Inc. (a)	71,098	10,654,035
Phoenix Educations Partners, Inc.	313,575	9,482,508
		$32,765,057
Containers – 0.7%
Graphic Packaging Holding Co.	238,282	$2,683,055
Silgan Holdings, Inc.	421,907	15,846,827
		$18,529,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 3.4%
Bullish (a)(l)	238,167	$8,314,410
Herc Holdings, Inc.	97,728	12,997,824
Riot Platforms, Inc. (a)	1,763,405	47,805,910
SLM Corp.	687,346	15,204,093
		$84,322,237
Electrical Equipment – 2.7%
Belden, Inc.	110,550	$11,616,594
Itron, Inc. (a)	112,275	9,260,442
nVent Electric PLC	81,670	13,638,073
TriMas Corp.	369,905	15,140,212
Vontier Corp.	608,182	17,260,205
		$66,915,526
Energy - Independent – 4.8%
Antero Resources Corp. (a)	574,351	$20,533,048
California Resources Corp.	339,912	20,153,382
Core Natural Resources, Inc.	157,881	13,962,996
Matador Resources Co.	396,307	21,242,055
Peabody Energy Corp.	452,522	12,240,720
Permian Resources Corp.	1,053,773	20,264,055
Viper Energy, Inc., “A”	252,917	11,507,724
		$119,903,980
Engineering - Construction – 1.5%
Legence Corp., “A” (a)	192,105	$16,086,873
MYR Group, Inc. (a)	48,081	22,360,550
		$38,447,423
Entertainment & Leisure – 1.2%
Brunswick Corp.	203,932	$17,081,344
Patrick Industries, Inc.	133,906	12,121,171
		$29,202,515
Food & Beverages – 0.8%
Nomad Foods Ltd.	1,340,864	$13,596,361
Utz Brands, Inc.	887,455	6,496,171
		$20,092,532
Forest & Paper Products – 0.3%
International Paper Co.	219,419	$7,343,954
Hardware, Peripherals, & Assembly – 1.6%
Digi International, Inc. (a)	352,415	$23,541,322
Insight Enterprises, Inc. (a)	145,822	15,512,544
		$39,053,866
Insurance – 3.6%
AXIS Capital Holdings Ltd.	181,490	$17,228,846
Hanover Insurance Group, Inc.	104,964	19,544,297
Lincoln National Corp.	497,800	17,567,362
Selective Insurance Group, Inc.	224,477	19,426,239
Stewart Information Services Corp.	224,057	14,559,224
		$88,325,968
Machinery & Tools – 6.0%
Albany International Corp.	386,613	$25,009,995
Alliance Laundry Holdings, Inc. (a)	586,784	14,816,296
ESAB Corp.	239,809	22,165,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Hayward Holdings, Inc. (a)	1,315,539	$18,562,255
Hillman Solutions Corp. (a)	2,225,133	16,599,492
Kadant, Inc.	40,203	12,831,993
Terex Corp.	311,792	18,140,059
Timken Co.	168,619	21,579,860
		$149,705,496
Media – 0.8%
Nexstar Media Group, Inc.	115,733	$20,650,239
Medical & Health Technology & Services – 1.5%
Azenta, Inc. (a)	495,986	$11,348,160
Lumexa Imaging Holdings, Inc. (a)	1,772,086	13,786,829
Minimed Group, Inc. (a)	23,903	287,792
Option Care Health, Inc. (a)	562,877	11,747,243
		$37,170,024
Medical Equipment – 2.7%
Concentra Group Holdings, Inc.	698,143	$17,362,816
Envista Holdings Corp. (a)	637,907	15,022,710
Integer Holdings Corp. (a)	227,799	20,360,675
UFP Technologies, Inc. (a)	70,692	15,559,309
		$68,305,510
Metals & Mining – 1.4%
OR Royalties, Inc.	419,423	$15,522,845
SSR Mining, Inc. (a)	628,400	19,618,648
		$35,141,493
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP (l)	1,283,407	$31,250,961
Non-Global Systemically Important Banks – 16.7%
BancFirst Corp.	132,601	$14,624,564
Beacon Financial Corp.	641,220	18,653,090
Cathay General Bancorp, Inc.	531,332	30,636,603
Central Banco, Inc.	796,427	22,618,527
Columbia Banking System, Inc.	1,008,401	29,889,006
CVB Financial Corp.	1,154,836	23,512,461
East West Bancorp, Inc.	167,502	20,525,695
Eastern Bankshares, Inc.	1,246,466	24,592,774
First Hawaiian, Inc.	1,078,327	29,093,262
First Interstate BancSystem, Inc.	826,776	29,433,226
Hancock Whitney Corp.	410,821	27,985,127
Popular, Inc.	184,991	27,476,713
Prosperity Bancshares, Inc.	444,068	30,622,929
Simmons First National Corp.	554,949	11,903,656
Texas Capital Bancshares, Inc.	235,728	23,452,579
UMB Financial Corp.	181,527	23,827,234
United Community Bank, Inc.	769,441	25,353,081
		$414,200,527
Oil Services – 1.6%
Expro Group Holdings N.V. (a)	1,409,303	$20,815,405
TechnipFMC PLC	275,112	18,823,163
		$39,638,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 4.7%
ACADIA Pharmaceuticals, Inc. (a)	541,656	$11,732,269
Cogent Biosciences, Inc. (a)	169,876	5,938,865
Collegium Pharmaceutical, Inc. (a)	396,902	13,339,876
Ionis Pharmaceuticals, Inc. (a)	183,143	14,010,440
Ligand Pharmaceuticals, Inc. (a)	110,989	25,745,008
Mirum Pharmaceuticals, Inc. (a)	172,917	17,551,076
Oruka Therapeutics, Inc. (a)	122,006	7,141,011
Praxis Precision Medicines, Inc. (a)	33,707	11,796,439
Tarsus Pharmaceuticals, Inc. (a)	161,703	9,605,158
		$116,860,142
Pollution Control – 0.3%
GFL Environmental, Inc.	199,923	$6,705,417
Real Estate – 5.1%
Acadia Realty Trust, REIT	1,026,556	$22,604,763
Cushman & Wakefield Ltd. (a)	1,085,877	13,508,310
Essential Properties Realty Trust, REIT	741,199	22,665,865
Four Corners Property Trust, Inc., REIT	639,417	15,921,483
Janus Living, Inc., “A”, REIT (a)	848,863	22,724,063
PennyMac Financial Services, Inc.	132,149	11,083,337
Urban Edge Properties, REIT	835,986	18,759,526
		$127,267,347
Real Estate - Storage & Office – 2.0%
Cousins Properties, Inc., REIT	710,544	$19,049,685
Rexford Industrial Realty, Inc., REIT	464,809	16,486,775
SmartStop Self Storage REIT	488,950	15,279,687
		$50,816,147
Restaurants – 0.8%
Chefs' Warehouse, Inc. (a)	267,160	$20,448,426
Retail & E-commerce – 1.1%
Pet Valu Holdings Ltd.	559,477	$7,568,452
Rush Enterprises, Inc., “A”	100,460	6,964,892
Yesway, Inc. (a)	584,647	13,154,557
		$27,687,901
Semiconductor & Electronic Components – 4.6%
Advanced Energy Industries, Inc.	41,941	$12,673,731
Bel Fuse, Inc.	62,574	17,177,815
Benchmark Electronics, Inc.	92,155	7,783,411
Formfactor, Inc. (a)	107,771	13,427,189
Plexus Corp. (a)	71,402	19,161,441
Synaptics, Inc. (a)	117,947	16,191,764
TTM Technologies, Inc. (a)	113,980	19,800,606
Wolfspeed, Inc. (a)(l)	132,972	7,882,580
		$114,098,537
Software – 1.0%
ACI Worldwide, Inc. (a)	427,238	$18,657,484
nCino, Inc. (a)	454,202	7,303,568
		$25,961,052
Telecom - Infrastructure – 0.6%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	637,458	$13,788,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.7%
EchoStar Corp., “A” (a)(l)	194,986	$25,190,241
Iridium Communications, Inc.	325,582	16,858,636
		$42,048,877
Transportation & Logistics – 1.2%
ArcBest Corp.	97,761	$13,362,951
Kirby Corp. (a)	112,786	15,856,584
		$29,219,535
Travel, Gaming, & Lodging – 1.2%
Alaska Air Group, Inc. (a)	266,784	$12,277,400
Brightstar Lottery PLC	863,644	9,698,722
Wyndham Hotels & Resorts, Inc.	108,887	8,739,270
		$30,715,392
Utilities – 6.4%
Brookfield Infrastructure Corp. (l)	370,647	$15,392,970
MDU Resources Group, Inc.	553,607	11,670,035
NorthWestern Corp.	350,276	24,732,988
ONE Gas, Inc.	251,855	19,579,208
Portland General Electric Co.	539,222	27,025,807
Southwest Gas Holdings, Inc.	267,888	23,094,624
Spire, Inc.	279,533	22,994,385
UGI Corp.	410,638	14,339,479
		$158,829,496
Total Common Stocks		$2,445,048,805
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.69% (v)	2,319,531	$2,319,763
Collateral for Securities Loaned – 2.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	58,486,540	$58,486,540

Other Assets, Less Liabilities – (0.8)%		(19,332,294)
Net Assets – 100.0%		$2,486,522,814

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,319,763 and
$2,503,535,345, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,445,048,805	$—	$—	$2,445,048,805
Investment Companies	60,806,303	—	—	60,806,303
Total	$2,505,855,108	$—	$—	$2,505,855,108
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,381,565	$173,543,756	$173,606,374	$590	$226	$2,319,763

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$232,145	$—